Revenue - Contract assets and liabilities (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Revenue
Beginning balance	€ 13,881	€ 3,157
Deferred during the period	45,633	43,048
Recognised as revenue during the period	(34,594)	(43,931)
Ending balance	24,920	2,274
Current deferred charter hire income	23,186	451	€ 12,103
Non-current deferred charter hire income	€ 1,734	€ 1,823	€ 1,778